Pre-IPO Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2018
Pre-IPO Preferred Shares
Schedule of Pre-IPO Preferred Shares activities

	Pre-IPO Series A		Pre-IPO Series A+		Pre-IPO Series B		Pre-IPO Series C		Pre-IPO Series C1		Pre-IPO Series C2		Pre-IPO Series D1		Pre-IPO Series D2
	Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Total Mezzanine Equity
	Number		Number		Number		Number		Number		Number		Number		Number		Number
	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount
	RMB in thousands, except for share data
Balance as of December 31, 2015	10,264,246	22,511	15,514,706	78,860	22,794,876	282,188	39,297,373	1,010,918	—	—	—	—	—	—	—	—	87,871,201	1,394,477
Issuance of Pre-IPO Preferred Shares	—	—	—	—	—	—	—	—	41,480,769	1,251,315	954,605	32,821	—	—	—	—	42,435,374	1,284,136
Repurchase of Pre-IPO Preferred Shares	(3,185,744)	(7,939)	(871,425)	(4,903)	—	—	—	—	—	—	—	—	—	—	—	—	(4,057,169)	(12,842)
Share-based compensation in connection with re-designation of Pre-IPO Ordinary Shares to Pre-IPO Preferred Shares	—	—	—	—	—	—	—	—	1,104,535	33,909	—	—	—	—	—	—	1,104,535	33,909
Accretion to Pre-IPO Preferred Shares redemption value	—	1,068	—	5,392	—	20,069	—	74,236	—	59,672	—	1,496	—	—	—	—	—	161,933
Balance as of December 31, 2016	7,078,502	15,640	14,643,281	79,349	22,794,876	302,257	39,297,373	1,085,154	42,585,304	1,344,896	954,605	34,317	—	—	—	—	127,353,941	2,861,613

	Pre-IPO Series A		Pre-IPO Series A+		Pre-IPO Series B		Pre-IPO Series C		Pre-IPO Series C1		Pre-IPO Series C2		Pre-IPO Series D1		Pre-IPO Series D2
	Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Total Mezzanine Equity
	Number		Number		Number		Number		Number		Number		Number		Number		Number
	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount
	RMB in thousands, except for share data
Balance as of December 31, 2016	7,078,502	15,640	14,643,281	79,349	22,794,876	302,257	39,297,373	1,085,154	42,585,304	1,344,896	954,605	34,317	—	—	—	—	127,353,941	2,861,613
Issuance of Pre-IPO Preferred Shares	—	—	—	—	—	—	—	—	—	—	—	—	1,154,643	49,086	13,759,564	689,069	14,914,207	738,155
Redesignation of Pre-IPO Series C Preferred Shares to Pre-IPO Series D1 Preferred Shares	—	—	—	—	—	—	(11,301,189)	(351,928)	—	—	—	—	11,301,189	481,172	—	—	—	129,244
Share based compensation in connection with redesignation of Pre-IPO Ordinary Shares to Pre-IPO Preferred Shares	—	—	—	—	—	—	—	—	—	—	—	—	—	10,474	—	—	—	10,474
Redesignation of Pre-IPO Ordinary Shares to Pre-IPO Series D1 Preferred Shares	—	—	—	—		—	—	—	—	—	—	—	645,357	17,003	—	—	645,357	17,003
Accretion to Pre-IPO Preferred Shares redemption value	—	985	—	6,332	—	23,302	—	64,129	—	97,455	—	2,446	—	28,650	—	35,255	—	258,554
Balance as of December 31, 2017	7,078,502	16,625	14,643,281	85,681	22,794,876	325,559	27,996,184	797,355	42,585,304	1,442,351	954,605	36,763	13,101,189	586,385	13,759,564	724,324	142,913,505	4,015,043

	Pre-IPO Series A		Pre-IPO Series A+		Pre-IPO Series B		Pre-IPO Series C		Pre-IPO Series C1		Pre-IPO Series C2		Pre-IPO Series D1		Pre-IPO Series D2
	Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Total Mezzanine Equity
	Number		Number		Number		Number		Number		Number		Number		Number		Number
	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount
		RMB		RMB		RMB		RMB		RMB		RMB		RMB		RMB		RMB
Balance as of December 31, 2017	7,078,502	16,625	14,643,281	85,681	22,794,876	325,559	27,996,184	797,355	42,585,304	1,442,351	954,605	36,763	13,101,189	586,385	13,759,564	724,324	142,913,505	4,015,043
Accretion to Pre-IPO Preferred Shares redemption value	—	242	—	1,448	—	5,328	—	13,633	—	23,024	—	578	—	9,124	—	11,228	—	64,605
Redesignation of Pre-IPO Preferred Shares into Class Y Ordinary Shares	—	—	—	—	—	—	—	—	(1,104,535)	(38,007)	—	—	—	—	—	—	(1,104,535)	(38,007)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	(7,078,502)	(16,867)	(14,643,281)	(87,129)	(22,794,876)	(330,887)	(27,996,184)	(810,988)	(41,480,769)	(1,427,368)	(954,605)	(37,341)	(13,101,189)	(595,509)	(13,759,564)	(735,552)	(141,808,970)	(4,041,641)
Balance as of December 31, 2018	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—